Maximum amount of exposure to credit risk by type of collateral (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	₩ 176,227,925	₩ 170,639,881
Guarantee
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	42,485,581	16,052,589
Deposits and Savings
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	1,574,166	1,327,197
Property and equipment
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	1,638,249	1,341,344
Real estate
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	123,318,812	143,401,316
Securities
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	2,378,617	3,477,442
Others
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	4,832,500	5,039,993
12-month expected credit losses
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	155,021,256	150,785,399
12-month expected credit losses | Guarantee
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	36,355,387	12,232,197
12-month expected credit losses | Deposits and Savings
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	1,258,934	1,058,353
12-month expected credit losses | Property and equipment
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	1,301,810	1,021,002
12-month expected credit losses | Real estate
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	109,092,694	128,098,318
12-month expected credit losses | Securities
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	2,181,874	3,340,337
12-month expected credit losses | Others
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	4,830,557	5,035,192
Lifetime expected credit losses
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	20,605,128	19,404,094
Lifetime expected credit losses | Guarantee
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	5,944,417	3,756,006
Lifetime expected credit losses | Deposits and Savings
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	313,723	266,407
Lifetime expected credit losses | Property and equipment
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	324,098	307,502
Lifetime expected credit losses | Real estate
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	13,914,172	14,932,637
Lifetime expected credit losses | Securities
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	108,718	137,105
Lifetime expected credit losses | Others
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	0	4,437
Impaired
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	601,541	450,388
Impaired | Guarantee
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	185,777	64,386
Impaired | Deposits and Savings
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	1,509	2,437
Impaired | Property and equipment
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	12,341	12,840
Impaired | Real estate
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	311,946	370,361
Impaired | Securities
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	88,025	0
Impaired | Others
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	₩ 1,943	₩ 364